UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI  53202

 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: November 30, 2017

Item 1. Reports to Stockholders.

Annual Report
November 30, 2017

Master Income ETF
Ticker: HIPS

Master Income ETF

Master Income ETF

LETTER TO SHAREHOLDERS

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Master Income ETF (the “Fund”), Ticker: HIPS. The information presented in this Report relates to the operations of HIPS for the fiscal year ended November 30, 2017 (the “Period”).

As you may recall, the Fund seeks to track the performance, before fees and expenses, of the TFMS HIPS 300 Index (the “Index”). The TFMS HIPS 300 Index is constructed to capture up to 300 high income securities, typically with pass-through structures, across the following sectors: (i) closed-end funds (“CEFs”), (ii) mortgage real estate investment trusts (“REITs”), (iii) commercial equity REITs, (iv) residential/diversified REITs, (v) asset management and business development companies (“BDCs”), and (vi) energy production and energy transportation & processing companies. Energy-related companies included in the Index are expected to primarily be structured as master limited partnerships (“MLPs”). CEFs included in the Index are limited to taxable, debt-based funds and may include CEFs that invest primarily in bank loans, high-yield securities (also known as “junk bonds”), foreign securities (including those in emerging markets), and mortgage- or asset-backed securities. It is not possible to invest in an index.

For the Period the Fund was up 7.16% at market and 7.87% at NAV. This compares to the S&P 500 Index, a broad market index that was up 22.87% during the same time period.

For the Period, the largest positive contributor to return was The Blackstone Group (BX US), adding 154 basis points (bps) to the return of the Fund, gaining 32.40% with an average weighting of 5.37%. The second largest contributor to return was Apollo Global Management (APO US), adding 84bps to the return of the Fund, gaining 74.17% with an average weighting of 1.48%.  The third largest contributor to return was Annaly Capital Management (NLY US), adding 75bps to the return of the Fund, gaining 26.83% with an average weighting of 2.31%.

For the Period, the largest negative contributor to return was Energy Transfer Partners (ETP US), detracting 84bps from the return of the Fund, declining 22.37% with an average weighting of 2.21%. The security contributing second-most negatively was Plains All America Pipeline (PAA US), detracting 79bps from the return of the Fund, and declining 36.43% with an average weighting of 1.91%. The third largest negative contributor to return was DDR Corp (DDR US), detracting 52 bps from the return of the Fund, and declining 46.86% with an average weight of 0.64%.

For the Period, the best performing security in the Fund was CVR Energy (CVI US) gaining 112.91% and contributing 4bps to the return of the Fund. The second-best performing security for the period was Apollo Global Management (APO US), gaining 74.17% and contributing 84bps to the return of the Fund. The third-best performing security was Fortress Investment Group (FIG US), gaining 55.19% for the period and contributing 18bps to the return of the Fund.

Master Income ETF

For the Period, the worst performing security in the Fund was Memorial Production Partners (MEMP US), declining 72.30% and reducing the return of the Fund by 1bp. The second-worst performing security in the Fund was Manning & Napier Inc (MN US), declining 46.91% and reducing the return of the Fund by 5bps. The third-worst performing security in the Fund was DDR Corp (DDR US), declining 46.86% and reducing the return of the Fund by 52bps.

During the 4th quarter of 2017 the Fund was reorganized from the ETF Series Solutions Trust to the GraniteShares ETF Trust. At that time, Exchange Traded Concepts ceased to be the Adviser to the Fund and GraniteShares Advisors, LLC took over advisory duties. The Index the Fund tracks was unchanged. The Fund’s name was changed to the GraniteShares HIPS US High Income ETF at that time.

We appreciate your investment in the Master Income ETF.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Must be preceded or accompanied by a current prospectus.

Investing involves risk; Principal loss is possible. Investments in debt securities typically decrease when interest rates rise. This risk is usually greater for longer term debt securities. Investments in lower rated and non-rated securities present a greater risk of loss to principal and interest than higher rated securities. Investments in foreign securities involves greater volatility and political, economic, and currency risks and differences in accounting methods. Investments in smaller companies involve additional risks, such as limited liquidity and greater volatility. MLPs are subject to certain risks inherent in the structure of MLPs, including complex tax structure risks, limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates. Investments in asset-backed and mortgage-backed securities include additional risks including credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. A REIT’s share price may decline because of adverse developments affecting the real estate industry. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

Basis point (bps) is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.  Please refer to the schedule of investments in this report for a complete list of Fund holdings.

Exchange Traded Concepts, LLC serves as the investment advisor to the Master Income ETF. The Fund is distributed by Quasar Distributors, LLC, which is not affiliated with Exchange Traded Concepts, LLC or any of its affiliates.

Master Income ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

		Since
Average Returns		Inception
Period Ending November 30, 2017	1 Year	(1/6/2015)
Master Income ETF—NAV	7.87%	2.61%
Master Income ETF—Market	7.16%	2.35%
TFMS HIPS 300 Index	8.71%	3.19%
S&P 500 Index	22.87%	12.47%

This chart illustrates the performance of a hypothetical $10,000 investment made on January 6, 2015 and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Master Income ETF

PORTFOLIO ALLOCATION
As of November 30, 2017 (Unaudited)

Percentage of
Sector	Net Assets
Real Estate and Rental and Leasing	54.8%
Finance and Insurance	14.7
Closed-End Funds	9.5
Transportation and Warehousing	9.0
Mining, Quarrying, and Oil and Gas Extraction	7.4
Manufacturing	1.9
Utilities	1.6
Short-Term Investments	0.5
Retail Trade	0.3
Wholesale Trade	0.2
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2017

Shares	Security Description	Value

	COMMON STOCKS – 89.9%

	Finance and Insurance – 14.7%
1,188	AllianceBernstein Holding LP(a)	$29,700
5,348	Apollo Global Management LLC(a)	167,446
2,671	Ares Management LP(a)	49,280
936	Artisan Partners Asset Management, Inc.	36,972
16,491	Blackstone Group LP(a)	523,094
4,868	Carlyle Group LP(a)	97,847
264	Cohen & Steers, Inc.	12,297
396	Ellington Financial LLC(a)	5,920
1,224	Federated Investors, Inc.	41,077
4,632	Fortress Investment Group LLC(a)	36,408
5,259	Invesco, Ltd.	190,218
10,689	KKR & Company LP	212,924
1,188	Manning & Napier, Inc.	4,336
2,036	Oaktree Capital Group LLC(a)	87,243
1,092	Waddell & Reed Financial, Inc.	22,168
96	Westwood Holdings Group, Inc.	6,562
72	WhiteHorse Finance, Inc.	1,014
1,417	WisdomTree Investments, Inc.	16,296
		1,540,802

	Manufacturing – 1.9%
1,042	Andeavor Logistics LP(a)	46,640
192	CVR Energy, Inc.	6,269
3,636	MPLX LP(a)	130,387
828	Ship Finance International, Ltd.	12,834
		196,130

	Mining, Quarrying, and Oil and Gas Extraction – 7.4%
300	Alliance Holdings GP LP(a)	7,416
910	Alliance Resource Partners LP(a)	16,608
1,877	Black Stone Minerals LP(a)	33,711
756	Enable Midstream Partners LP(a)	11,325
732	EnLink Midstream LLC	12,224
1,860	EnLink Midstream Partners LP(a)	29,741
18,488	Enterprise Products Partners LP(a)	455,359
1,404	Helmerich & Payne, Inc.	82,246
516	Viper Energy Partners LP(a)	10,826
3,152	Williams Partners LP(a)	115,679
		775,135

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Real Estate and Rental and Leasing – 54.8%
1,104	Acadia Realty Trust#	$30,945
360	AG Mortgage Investment Trust, Inc.#	6,815
5,038	AGNC Investment Corporation#	100,256
372	Agree Realty Corporation#	18,392
14,697	Annaly Capital Management, Inc.#	171,514
1,248	Anworth Mortgage Asset Corporation#	7,014
1,260	Apollo Commercial Real Estate Finance, Inc.#	23,499
2,088	Apple Hospitality REIT, Inc.#	40,674
852	Arbor Realty Trust, Inc.#	7,310
312	Arlington Asset Investment Corporation	3,685
612	Armada Hoffler Properties, Inc.#	9,455
480	ARMOUR Residential REIT, Inc.#	12,139
1,260	Blackstone Mortgage Trust, Inc.#	41,227
3,385	Brixmor Property Group, Inc.#	61,167
1,216	Camden Property Trust#	110,996
1,260	Capstead Mortgage Corporation#	11,428
504	CatchMark Timber Trust, Inc.#	6,648
2,220	CBL & Associates Properties, Inc.#	12,499
792	Chesapeake Lodging Trust#	22,841
2,221	Chimera Investment Corporation#	40,644
7,181	Colony NorthStar, Inc.#	87,537
1,620	Columbia Property Trust, Inc.#	36,887
168	Community Healthcare Trust, Inc.	4,579
1,485	CoreCivic, Inc.#	34,912
144	CorEnergy Infrastructure Trust, Inc.#	5,134
2,376	CubeSmart#	67,811
1,992	CYS Investments, Inc.#	16,115
3,753	DDR Corporation#	28,635
2,664	DiamondRock Hospitality Company#	29,810
798	EPR Properties#	54,120
1,646	Extra Space Storage, Inc.#	140,502
384	Farmland Partners, Inc.#	3,437
1,404	Franklin Street Properties Corporation#	15,290
2,456	Gaming & Leisure Properties, Inc.#	89,202
1,620	GEO Group, Inc.#	42,995
275	Gladstone Commercial Corporation#	6,281

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Real Estate and Rental and Leasing (Continued)
756	Global Net Lease, Inc.#	$16,352
1,284	Government Properties Income Trust#	23,947
1,957	Gramercy Property Trust#	55,814
1	Granite Point Mortgage Trust, Inc.#	11
624	Hannon Armstrong Sustainable
	Infrastructure Capital, Inc.#	14,832
6,112	HCP, Inc.#	161,601
1,345	Highwoods Properties, Inc.#	68,313
2,184	Hospitality Properties Trust#	65,498
9,657	Host Hotels & Resorts, Inc.#	191,112
468	InfraREIT, Inc.#	9,884
1,512	Invesco Mortgage Capital, Inc.#	26,702
1,596	Investors Real Estate Trust#	9,672
3,193	Iron Mountain, Inc.#	130,498
120	Jernigan Capital, Inc.#	2,478
5,372	Kimco Realty Corporation#	99,490
1,068	Kite Realty Group Trust#	20,538
1,612	Ladder Capital Corporation#	22,004
1,272	Lamar Advertising Company#	95,693
1,500	LaSalle Hotel Properties#	42,660
2,832	Lexington Realty Trust#	29,623
1,937	Liberty Property Trust#	86,933
600	Life Storage, Inc.#	53,886
516	LTC Properties, Inc.#	23,653
1,547	Macerich Company#	100,168
264	MedEquities Realty Trust, Inc.#	2,959
4,768	Medical Properties Trust, Inc.#	65,274
5,188	MFA Financial, Inc.#	41,504
473	MTGE Investment Corporation#	8,775
540	National Health Investors, Inc.#	42,120
1,960	National Retail Properties, Inc.#	80,497
576	National Storage Affiliates Trust#	15,345
3,913	New Residential Investment Corporation#	69,221
1,068	New Senior Investment Group, Inc.#	8,758
1,500	New York Mortgage Trust, Inc.#	9,600
2,546	Omega Healthcare Investors, Inc.#	68,360

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Real Estate and Rental and Leasing (Continued)
204	One Liberty Properties, Inc.#	$5,451
1,836	Outfront Media, Inc.#	43,073
936	Pebblebrook Hotel Trust#	36,008
864	PennyMac Mortgage Investment Trust#	13,530
2,216	Physicians Realty Trust#	39,600
1,740	Piedmont Office Realty Trust, Inc.#	34,696
3,596	Realty Income Corporation#	198,859
996	Redwood Trust, Inc.#	14,960
3,072	Retail Properties of America, Inc.#	40,120
2,325	RLJ Lodging Trust#	50,406
684	Ryman Hospitality Properties, Inc.#	47,524
2,262	Sabra Health Care REIT, Inc.#	43,521
840	Select Income REIT#	21,076
3,129	Senior Housing Properties Trust#	59,920
4,071	Simon Property Group, Inc.#	658,485
6,215	Spirit Realty Capital, Inc.#	53,076
1,236	STAG Industrial, Inc.#	34,979
3,412	Starwood Property Trust, Inc.#	73,972
2,136	STORE Capital Corporation#	55,152
1,272	Tanger Factory Outlet Centers, Inc.#	31,851
792	Taubman Centers, Inc.#	46,482
2,298	Two Harbors Investment Corporation#	36,768
2,045	Uniti Group, Inc.#	32,925
4,598	Ventas, Inc.#	294,318
12,809	VEREIT, Inc.#	99,909
2,340	Washington Prime Group, Inc.#	16,637
1,548	Weingarten Realty Investors#	51,007
4,793	Welltower, Inc.#	323,335
1,345	WP Carey, Inc.#	95,737
1,404	Xenia Hotels & Resorts, Inc.#	30,874
		5,750,421

	Retail Trade – 0.3%
600	Crestwood Equity Partners LP(a)	14,370
660	Sunoco LP(a)	19,378
		33,748

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2017 (Continued)

Shares	Security Description	Value

	COMMON STOCKS (Continued)

	Transportation and Warehousing – 9.0%
1,796	Buckeye Partners LP(a)	$82,490
480	Cone Midstream Partners LP(a)	8,102
1,128	DCP Midstream Partners LP(a)	39,638
4,561	Enbridge Energy Partners LP(a)	66,682
12,589	Energy Transfer Partners LP(a)	209,103
1,284	Genesis Energy LP(a)	27,567
648	Golar LNG Partners LP(a)	12,954
453	Holly Energy Partners LP(a)	14,999
984	NuStar Energy LP(a)	28,595
5,669	Plains All American Pipeline LP(a)	110,545
3,311	Plains GP Holdings LP	68,173
648	SemGroup Corporation	15,552
766	Spectra Energy Partners LP(a)	31,345
612	Summit Midstream Partners LP(a)	11,597
504	Tallgrass Energy Partners LP(a)	22,136
2,712	Targa Resources Corporation	117,702
636	TC PipeLines LP(a)	32,315
1,071	Western Gas Partners LP(a)	48,002
		947,497

	Utilities – 1.6%
10,409	Energy Transfer Equity LP(a)	168,626

	Wholesale Trade -0.2%
1,416	NGL Energy Partners LP(a)	17,700
	TOTAL COMMON STOCKS (Cost $9,342,168)	9,430,049

	CLOSED-END FUNDS – 9.5%
3,384	Aberdeen Asia-Pacific Income Fund, Inc.	16,615
180	Alcentra Capital Corporation	1,543
1,140	AllianceBernstein Global High Income Fund, Inc.	14,250
2,928	Apollo Investment Corporation	17,597
204	Apollo Senior Floating Rate Fund, Inc.	3,331
192	Apollo Tactical Income Fund, Inc.	3,012
5,580	Ares Capital Corporation	90,509
312	Ares Dynamic Credit Allocation Fund, Inc.	5,123

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2017 (Continued)

Shares	Security Description	Value

	CLOSED-END FUNDS (Continued)
168	Avenue Income Credit Strategies Fund	$2,298
264	Barings Global Short Duration High Yield Fund	5,106
276	BlackRock 2022 Global Income Opportunity Trust	2,666
960	BlackRock Capital Investment Corporation	6,288
1,680	BlackRock Corporate High Yield Fund, Inc.	18,413
804	BlackRock Debt Strategies Fund, Inc.	9,286
492	BlackRock Floating Rate Income Strategies Fund, Inc.	6,834
312	BlackRock Floating Rate Income Trust	4,296
492	BlackRock Limited Duration Income Trust	7,828
504	BlackRock Multi-Sector Income Trust	9,052
746	BlackRock Taxable Municipal Bond Trust	17,180
168	Blackstone/GSO Long-Short Credit Income Fund	2,668
192	Blackstone/GSO Senior Floating Rate Term Fund	3,314
588	Blackstone/GSO Strategic Credit Fund	9,249
480	Brookfield Real Assets Income Fund, Inc.	11,108
204	Capitala Finance Corporation	1,554
1,320	Credit Suisse High Yield Bond Fund	3,656
1,344	DoubleLine Income Solutions Fund	26,934
192	DoubleLine Opportunistic Credit Fund	4,270
960	Dreyfus High Yield Strategies Fund	3,206
228	Eagle Point Credit Company, Inc.	4,243
528	Eaton Vance Floating-Rate Income Trust	7,529
276	Eaton Vance High Income 2021 Target Term Trust	2,785
1,517	Eaton Vance Limited Duration Income Fund	20,358
492	Eaton Vance Senior Floating-Rate Trust	6,972
174	Eaton Vance Senior Income Trust	1,121
312	Fidus Investment Corporation	4,970
228	First Trust Aberdeen Global
	Opportunity Income Fund	2,570
468	First Trust High Income Long/Short Fund	7,656
468	First Trust Senior Floating
	Rate 2022 Target Term Fund	4,334
348	First Trust Senior Floating Rate Income Fund II	4,493
288	Franklin Limited Duration Income Trust	3,370
3,180	FS Investment Corporation	25,758
312	Gladstone Capital Corporation	3,042
420	Gladstone Investment Corporation	4,557
516	Goldman Sachs BDC, Inc.	11,291

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2017 (Continued)

Shares	Security Description	Value

	CLOSED-END FUNDS (Continued)
780	Golub Capital BDC, Inc.	$14,773
228	Guggenheim Build America
	Bonds Managed Duration Trust	5,132
276	Guggenheim Strategic Opportunities Fund	5,962
1,092	Hercules Capital, Inc.	14,666
984	Invesco Dynamic Credit Opportunities Fund	11,326
312	Invesco High Income 2023 Target Term Fund	3,117
2,376	Invesco Senior Income Trust	10,478
216	Ivy High Income Opportunities Fund	3,160
192	KKR Income Opportunities Fund	3,026
276	Legg Mason BW Global
	Income Opportunities Fund, Inc.	3,519
684	Main Street Capital Corporation	27,599
708	Medley Capital Corporation	4,121
708	MFS Charter Income Trust	5,947
1,560	MFS Intermediate Income Trust	6,443
1,020	MFS Multimarket Income Trust	6,191
264	Monroe Capital Corporation	3,812
264	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,632
888	Morgan Stanley Emerging
	Markets Domestic Debt Fund, Inc.	6,811
252	Neuberger Berman High Yield Strategies Fund, Inc.	2,956
900	New Mountain Finance Corporation	12,735
192	Newtek Business Services Corporation	3,396
348	Nuveen Build America Bond Fund	7,555
1,788	Nuveen Credit Strategies Income Fund	14,662
744	Nuveen Floating Rate Income Fund	8,117
528	Nuveen Floating Rate Income Opportunity Fund	5,708
300	Nuveen Global High Income Fund	4,923
384	Nuveen High Income
	December 2018 Target Term Fund	3,813
732	Nuveen High Income
	November 2021 Target Term Fund	7,254
204	Nuveen Mortgage Opportunity Term Fund	5,243
84	Nuveen Preferred and Income 2022 Term Fund	2,107
247	Nuveen Senior Income Fund	1,568
132	Nuveen Short Duration Credit Opportunities Fund	2,237
1,596	Oaktree Specialty Lending Corporation	7,692

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2017 (Continued)

Shares	Security Description	Value

	CLOSED-END FUNDS (Continued)
360	Oaktree Strategic Income Corporation	$3,024
120	OFS Capital Corporation	1,459
240	Oxford Lane Capital Corporation	2,419
420	PennantPark Floating Rate Capital, Ltd.	5,876
948	PennantPark Investment Corporation	6,845
984	PIMCO Corporate & Income Opportunity Fund	16,226
516	PIMCO Corporate & Income Strategy Fund	8,550
1,780	PIMCO Dynamic Credit Income Fund	39,909
636	PIMCO Dynamic Income Fund	19,373
1,680	PIMCO High Income Fund	12,516
192	PIMCO Income Opportunity Fund	4,973
324	PIMCO Income Strategy Fund	3,703
780	PIMCO Income Strategy Fund II	8,057
552	PIMCO Strategic Income Fund, Inc.	4,802
324	Pioneer Floating Rate Trust	3,716
384	Pioneer High Income Trust	3,721
4,534	Prospect Capital Corporation	31,058
540	Prudential Global Short
	Duration High Yield Fund, Inc.	7,776
432	Prudential Short Duration High Yield Fund, Inc.	6,372
756	Putnam Master Intermediate Income Trust	3,606
492	Solar Capital, Ltd.	10,519
180	Solar Senior Capital, Ltd.	3,204
204	Stellus Capital Investment Corporation	2,605
216	Stone Harbor Emerging Markets Income Fund	3,281
132	Stone Harbor Emerging Markets Total Income Fund	1,969
768	TCP Capital Corporation	12,173
382	Templeton Emerging Markets Income Fund	4,393
1,764	Templeton Global Income Fund	11,537
432	THL Credit, Inc.	4,061
672	TICC Capital Corporation	4,260
552	TPG Specialty Lending, Inc.	11,299
624	Triangle Capital Corporation	6,121
204	TriplePoint Venture Growth BDC Corporation	2,748
144	Virtus Global Multi-Sector Income Fund	2,619
1,968	Voya Prime Rate Trust	9,997
936	Wells Fargo Income Opportunities Fund	7,778
456	Wells Fargo Multi-Sector Income Fund	5,869

The accompanying notes are an integral part of these financial statements.

Master Income ETF

SCHEDULE OF INVESTMENTS
November 30, 2017 (Continued)

Shares	Security Description	Value

	CLOSED-END FUNDS (Continued)
408	Western Asset Emerging Markets Debt Fund, Inc.	$6,246
192	Western Asset Global Corporate
	Defined Opportunity Fund, Inc.	3,454
600	Western Asset Global High Income Fund, Inc.	5,940
1,716	Western Asset High Income Opportunity Fund, Inc.	8,546
1,152	Western Asset High Income Opportunity Fund II, Inc.	7,949
300	Western Asset High Yield
	Defined Opportunity Fund, Inc.	4,503
132	Western Asset Mortgage
	Defined Opportunity Fund, Inc.	3,188
804	Western Asset/Claymore Inflation-Linked
	Opportunities & Income Fund	9,093
384	Western Asset/Claymore Inflation-Linked
	Securities & Income Fund	4,462
	TOTAL CLOSED-END FUNDS (Cost $1,015,814)	1,002,711

	SHORT-TERM INVESTMENTS – 0.5%
53,589	Government & Agency Portfolio Short-Term
	Investments Trust – Institutional class – 0.98%*	53,589
	TOTAL SHORT-TERM INVESTMENTS (Cost $53,589)	53,589
	TOTAL INVESTMENTS – 99.9% (Cost $10,411,571)	10,486,349
	Other Assets in Excess of Liabilities – 0.1%	7,369
	NET ASSETS – 100.0%	$10,493,718

Percentages are stated as a percent of net assets.

(a)	Master Limited Partnership (“MLP”)
#	Real Estate Investment Trust (“REIT”)
*	Rate shown is the annualized seven-day yield as of November 30, 2017
	To the extent the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2017

ASSETS
Investments in securities, at value (Cost $10,411,571)	$10,486,349
Dividends and interest receivable	13,760
Receivable for investments sold	11
Cash	66
Total assets	10,500,186

LIABILITIES
Management fees payable	6,468
Total liabilities	6,468

NET ASSETS	$10,493,718

Net assets consist of:
Paid-in capital	$10,644,801
Undistributed (accumulated) net investment income (loss)	(74,917)
Accumulated net realized gain (loss) on investments	(150,944)
Net unrealized appreciation (depreciation) on investments	74,778
Net assets	$10,493,718

Net asset value:
Net assets	$10,493,718
Shares outstanding^	600,000
Net asset value, offering and redemption price per share	$17.49

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

STATEMENT OF OPERATIONS
For the Year Ended November 30, 2017

INCOME
Dividends	$370,193
Interest	218
Total investment income	370,411

EXPENSES
Management fees	70,622
Total expenses	70,622
Net investment income (loss)	299,789

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	181,484
Change in unrealized appreciation (depreciation) of investments	168,598
Net realized and unrealized gain (loss) of investments	350,082
Net increase (decrease) in net assets
resulting from operations	$649,871

The accompanying notes are an integral part of these financial statements.

Master Income ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30,	November 30,
	2017	2016
OPERATIONS
Net investment income (loss)	$299,789	$242,439
Net realized gain (loss) on investments	181,484	(240,167)
Change in unrealized appreciation
(depreciation) of investments	168,598	673,686
Net increase (decrease) in net assets
resulting from operations	649,871	675,958

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(250,280)	(279,464)
Tax return of capital to shareholders	(426,970)	(139,786)
Total distributions to shareholders	(677,250)	(419,250)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	4,489,725	1,746,685
Payments for shares redeemed	(934,185)	—
Net increase (decrease) in net
assets derived from capital
share transactions (a)	3,555,540	1,746,685
Net increase (decrease) in net assets	$3,528,161	$2,003,393

NET ASSETS
Beginning of year	$6,965,557	$4,962,164
End of year	$10,493,718	$6,965,557
Undistributed (accumulated) net
investment income (loss)	$(74,917)	$(56,677)

(a)	A summary of capital share transactions is as follows

	Year Ended	Year Ended
	November 30,	November 30,
	2017	2016
	Shares	Shares
Subscriptions	250,000	100,000
Redemptions	(50,000)	—
Net increase (decrease)	200,000	100,000

The accompanying notes are an integral part of these financial statements.

Master Income ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year/period

	Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,
	2017	2016	2015(1)
Net asset value,
beginning of year/period	$17.41	$16.54	$20.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.57	0.74	0.63
Net realized and unrealized
gain (loss) on investments	0.80	1.42	(3.01)
Total from investment operations	1.37	2.16	(2.38)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.48)	(0.85)	(0.59)
Tax return of capital to shareholders	(0.81)	(0.44)	(0.49)
Total distributions	(1.29)	(1.29)	(1.08)

Net asset value,
end of year/period	$17.49	$17.41	$16.54

Total return	7.87%	14.02%	(12.39	)%(3)

SUPPLEMENTAL DATA:
Net assets at end
of year/period (000’s)	$10,494	$6,966	$4,962

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.75%	0.76%	0.75	%(4)
Ratio of expenses excluding tax
expense to average net assets	0.75%	0.75%	0.75	%(4)
Net investment income (loss)
to average net assets	3.18%	4.49%	3.72	%(4)
Net investment income (loss) excluding
tax expense to average net assets	3.18%	4.50%	3.72	%(4)
Portfolio turnover rate(5)	88%	54%	23	%(3)

(1)	Commencement of operations on January 6, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017

NOTE 1 – ORGANIZATION

Master Income ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the TFMS HIPS 300 Index (the “Index”). The Fund commenced operations on January 6, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds and closed-end funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market LLC (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$9,430,049	$—	$—	$9,430,049
Closed-End Funds	1,002,711	—	—	1,002,711
Short-Term Investments	53,589	—	—	53,589
Total Investments
in Securities	$10,486,349	$—	$—	$10,486,349

^ See Schedule of Investments for breakout of investments by sector.

Transfers between levels are recognized at the end of the reporting period. During the year ended November 30, 2017 the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the most recently completed fiscal year end, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Continued)

Distributions received from the Fund’s investments in master limited partnerships (“MLPs”) generally are comprised of ordinary income and return of capital from the MLPs. The Fund allocates distributions between investment income and return of capital based on estimates. Such estimates are based on information provided by each MLP and other industry sources. These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

Distributions received from the Fund’s investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a monthly basis and distributions from net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Continued)

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange Arca, Inc. (“NYSE Arca”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires the certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to grantor trusts, partnerships, redemptions in-kind and REITs.

For the year ended November 30, 2017, the following table shows the reclassifications made:

Undistributed Net	Accumulated
Investment	Net Realized	Paid-In
Income/(Loss)	Gain/(Loss)	Capital
$(67,749)	$(54,865)	$122,614

During the year ended November 30, 2017, the Fund realized $145,779 in net capital gains on a tax basis resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash.  Because capital gains and losses resulting from in-kind redemptions are not taxable events to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to November 30, 2017 that materially impacted the amounts or disclosures in the Fund’s financial statements, except as follows.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Continued)

A Special Meeting of Shareholders of the Fund was held on December 13, 2017 at the offices of U.S. Bancorp Fund Services, LLC, 615 East Michigan Avenue, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of the Fund at the close of business on September 25, 2017. At the Special Meeting, shareholders were asked to approve the following proposal, and the tabulation of the shareholder votes rendered the following results:

Proposal: To approve the Agreement and Plan of Reorganization approved by the ETF Series Solutions Board of Trustees, which provides for the reorganization of the Master Income ETF (the “Target Fund”), a series of the ETF Series Solutions, into the GraniteShares HIPS US High Income ETF (the “Acquiring Fund”), a newly created series of the GraniteShares ETF Trust.

Votes For: 306,342
Votes Abstained: 17,711
Votes Against: 3,675

Effective after the close of business on December 15, 2017, all of the assets of the Target Fund were transferred to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund and the Acquiring Fund’s assumption of certain of the Target Fund’s liabilities. Shareholders of the Target Fund received shares of the Acquiring Fund with a value equal to the aggregate net asset value of their shares of the Target Fund held immediately prior to the reorganization in complete liquidation and termination of the Target Fund.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Penserra Capital Management, LLC (the “Sub Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.  Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets.

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Continued)

For the year ended November 30, 2017, the Fund paid Penserra Securities LLC, an affiliate of the Sub-Adviser, $7,004 for brokerage commissions.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent, and  fund accountants. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the year ended November 30, 2017, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $8,110,869 and $8,193,148, respectively.

During the year ended November 30, 2017, there were no purchases or sales of U.S. Government securities.

During the year ended November 30, 2017, in-kind transactions associated with creations and redemptions were $4,452,048 and $928,676, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (losses) and cost basis of investments for Federal income tax purposes at November 30, 2017, were as follows:

Investments
Tax cost of investments	$10,637,432
Gross tax unrealized appreciation	683,403
Gross tax unrealized depreciation	(834,486)
Total unrealized appreciation/(depreciation)	(151,083)
Undistributed ordinary income	—
Undistributed long term capital gains	—
Total distributable earnings	—
Other accumulated gain/(loss)	—
Total accumulated gain/(loss)	$(151,083)

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Continued)

The difference between book and tax-basis cost is attributed to the deferral of losses on wash sales and basis adjustments on partnerships for tax purposes.

At November 30, 2017, the Fund had no post-October capital losses or late-year ordinary losses.

At November 30, 2017, the Fund utilized a capital loss carryforward of $235,363. For the year ended November 30, 2017, the Fund does not have a capital loss carryforward.

The tax character of distributions paid by the Fund during the year ended November 30, 2017 and the year ended November 30, 2016 were as follows:

	Year Ended	Year Ended
	November 30, 2017	November 30, 2016
Ordinary Income	$250,280	$279,464
Return of Capital	426,970	139,786
Total Distributions Paid	$677,250	$419,250

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on NYSE Arca. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of a Creation Unit. The standard fixed transaction fee for the Fund is $750, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or

Master Income ETF

NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Continued)

substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. There were no variable fees received during the year. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

REIT Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

MLP Risk. MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions. MLP investments also entail many of the general tax risks of investing in a partnership. Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership. Additionally, there is always the risk that an MLP will fail to qualify for favorable tax treatment.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Master Income ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Master Income ETF and
Board of Trustees of ETF Series Solutions

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Income ETF (the “Fund”), a series of ETF Series Solutions, as of November 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Income ETF as of November 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio
January 26, 2018

Master Income ETF

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years

Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	27	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (2000–2011).		Portfolio
	and				Series (35
	Audit				portfolios);
	Committee				Director,
	Chairman				Anchor
Bancorp
Wisconsin,
Inc.
(2011–2013).

David A. Massart	Trustee	Indefinite	Co-Founder President,	27	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next		Managed
		2012	Generation Wealth		Portfolio
			Management, Inc.		Series
			(since 2005).		(35
portfolios).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	27	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since	Index Services, Zacks
		2014;	Investment Management
		Chairman	(2011–2013).
since
2013

Master Income ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Fund	Served	Principal Occupation(s) During Past 5 Years

Principal Officers of the Trust

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1979	and	term;	(since 2008); Manager, PricewaterhouseCoopers
	Assistant	President	LLP (accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Born: 1981	President	term;	Thompson Hine LLP (law firm) (2008–2012).
	and	since 2014
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, USBFS (since 2015);
Born: 1982	Compliance	term;	Vice President, USBFS (2014–2015); Assistant
	Officer	since 2015	Vice President, USBFS (2011–2014).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, USBFS (since 2015); Assistant Vice
Born: 1977		term;	President, USBFS (2011–2015); Manager,
		since 2014	PricewaterhouseCoopers LLP (accounting firm)
		(other roles	(2005–2011).
since 2013)

Stacie L. Lamb, Esq.	Assistant	Indefinite	Assistant Vice President, USBFS (since 2013);
Born: 1982	Secretary	term;	Compliance Representative, Quasar Distributors, LLC
		since 2015	(2011–2013).

Brett M. Wickmann	Assistant	Indefinite	Vice President, USBFS (since 2017); Assistant Vice
Born: 1982	Treasurer	term;	President, USBFS (2012–2017); USBFS (2005–2012).
since 2017

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, USBFS (since 2008).
Born: 1983	Treasurer	term;
since 2017

The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800)-617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.masterincomeetf.com.

Master Income ETF

EXPENSE EXAMPLE
For the Six-Months Ended November 30, 2017 (Unaudited)

As a shareholder of Master Income ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 – November 30, 2017).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	June 1, 2017	November 30, 2017	During the Period(1)
Actual	$1,000.00	$1,009.90	$3.78
Hypothetical (5% annual	$1,000.00	$1,021.31	$3.80
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month period expense ratio, 0.75%, multiplied by the average value during the period, multiplied by the number of days in the most recent six-month period, 183 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Master Income ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended November 30, 2017, certain dividends paid by the Fund may be subject to the maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 17.21%.

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2017 was 11.74%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.masterincomeetf.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the polices and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.masterincomeetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.masterincomeetf.com.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma  73120

Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, California  94563

Index Provider
Trust & Fiduciary Management Services, LLC
50 Federal Street
Boston, Massachusetts  02110

Distributor
Quasar Distributors, LLC
777 East Wisconsin Street, 6th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC  20004

Master Income ETF
Symbol – HIPS
CUSIP – 26922A867

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2017	FYE 11/30/2016
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2017	11/30/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2017	11/30/2016
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David A. Massart, and Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Furnished herewith.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*   /s/ Paul R. Fearday
               Paul R. Fearday, President (principal executive officer)

Date    February 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Paul R. Fearday
               Paul R. Fearday, President (principal executive officer)

Date    February 8, 2018

By (Signature and Title)*  /s/ Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (principal financial officer)

Date    February 8, 2018